UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Shott Capital Management, LLC
Address:  601 California Street, #801
	  San Francisco, CA 94108

Form 13F File Number:  28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:   George B. Shott
Title:	Senior Managing Director
Phone:  (415) 772-8376

Signature, Place, and Date of Signing:

George B. Shott      San Francisco, CA     July 29, 2003

Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:    86
Form 13F Information Table Value Total (Thousands):   $141,575
	List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1-800-FLOWERS.COM, Inc.        COM              68243Q106     2080   247915 SH       SOLE                   247915
Advanced Fibre Communication,  COM              00754A105     3571   218000 SH       SOLE                   177000             41000
Agile Software Corporation     COM              00846X105     2177   225784 SH       SOLE                   208384             17400
Amazon.com, Inc.               COM              023135106      609    16754 SH       SOLE                    16754
Amdocs Ltd.                    COM              G02602103      618    25730 SH       SOLE                    17179              8551
Amerigroup Corporation         COM              03073T102     4163   111900 SH       SOLE                   108800              3100
Applied Micro Circuits Corpora COM              03822W109      756   125141 SH       SOLE                    84000             41141
Aradigm Corp.                  COM              038505103       41    22817 SH       SOLE                    18942              3875
Ariba, Inc.                    COM              04033V104      100    33434 SH       SOLE                                      33434
Atmel Corp.                    COM              049513104       71    28000 SH       SOLE                                      28000
Avanex Corporation             COM              05348W109      618   156407 SH       SOLE                   141174             15233
Boston Life Sciences           COM              100843408      155    83840 SH       SOLE                                      83840
Broadcom Corporation Class A   COM              111320107      997    40040 SH       SOLE                    30792              9248
CNET Networks, Inc.            COM              12613R104     1337   224698 SH       SOLE                   196971             27727
Check Point Software System, I COM              M22465104     1219    62500 SH       SOLE                    62500
Ciena Corporation              COM              171779101     1563   302319 SH       SOLE                   168023            134296
Cisco Systems, Inc.            COM              17275R102      240    14276 SH       SOLE                    14276
Connetics Corporation          COM              208192104      730    48700 SH       SOLE                    42200              6500
Crown Castle International Cor COM              228227104      699    90000 SH       SOLE                                      90000
Cypress Semiconductor          COM              232806109      148    12354 SH       SOLE                                      12354
DeCODE genetics, Inc.          COM              243586104      258    81761 SH       SOLE                    74815              6946
Deutsche Telekom AG - ADR      COM              251566105      304    20000 SH       SOLE                    20000
Documentum, Inc.               COM              256159104     1962   100154 SH       SOLE                    70265             29889
DoubleClick, Inc.              COM              258609304     1049   113400 SH       SOLE                    85900             27500
Du Pont                        COM              263534109      352     8463 SH       SOLE                                       8463
Durect Corporation             COM              266605104     2322   967400 SH       SOLE                   967400
E-LOAN, Inc.                   COM              26861P107      618   111631 SH       SOLE                   111631
E.Piphany, Inc.                COM              26881V100     1132   221559 SH       SOLE                   173417             48142
EBay, Inc.                     COM              278642103    38584   371000 SH       SOLE                   359000             12000
Expedia, Inc. Class A          COM              302125109     2069    27179 SH       SOLE                     9908             17271
Fisher Scientific Int'l, Inc.  COM              338032204     1532    43891 SH       SOLE                    43891
Flextronics International, Ltd COM              Y2573F102      759    72803 SH       SOLE                    72803
Genaissance Pharmaceuticals    COM              36867W105       87    56234 SH       SOLE                                      56234
Global Power Equipment Group,  COM              37941P108      433    93110 SH       SOLE                                      93110
HewlettPackard                 COM              428236103      275    12929 SH       SOLE                                      12929
I2 Technologies                COM              465754109      197   195324 SH       SOLE                   161730             33594
Inamed Corporation             COM              453235103     1956    36657 SH       SOLE                    36657
Inspire Pharmaceuticals, Inc.  COM              457733103     4821   444756 SH       SOLE                   265673            179083
Integrated Circuit Systems     COM              45811K208     1822    58000 SH       SOLE                    58000
Intermune, Inc.                COM              45884X103     1566    96700 SH       SOLE                    67600             29100
Internet Security Systems, Inc COM              46060X107     1302    91282 SH       SOLE                    70500             20782
Interwoven                     COM              46114T102      756   343953 SH       SOLE                   328353             15600
Intuit, Inc.                   COM              461202103     3396    76151 SH       SOLE                    69951              6200
JetBlue Airways Corporation    COM              477143101     3107    74000 SH       SOLE                    74000
Journal Register Company       COM              481138105      701    38725 SH       SOLE                    38725
Juniper Networks, Inc.         COM              48203R104      362    29000 SH       SOLE                    22000              7000
Keryx Biopharmaceuticals, Inc. COM              492515101      646   302077 SH       SOLE                                     302077
Linear Technology Corp.        COM              535678106     2411    74460 SH       SOLE                    38460             36000
Lionbridge Technologies, Inc.  COM              536252109      102    20000 SH       SOLE                    20000
Lucent Technologies, Inc.      COM              549463107      359   176628 SH       SOLE                   150000             26628
Microchip Technology, Inc.     COM              595017104     3001   121250 SH       SOLE                   121250
Microsoft Corp.                COM              594918104      385    15000 SH       SOLE                                      15000
Millennium Pharmaceuticals, In COM              599902103     1030    65500 SH       SOLE                    45400             20100
NetScreen Technologies, Inc.   COM              64117V107     2718   121897 SH       SOLE                   117210              4687
Netflix, Inc.                  COM              64110L106     3551   138964 SH       SOLE                    85902             53062
Nextel Communications, Inc.    COM              65332V103     1355    75000 SH       SOLE                    75000
Nortel Networks Corporation    COM              656568102      480   177949 SH       SOLE                   163335             14614
Nuance Communications          COM              669967101      299    58303 SH       SOLE                    58303
Odyssey Healthcare, Inc.       COM              67611V101     1838    49682 SH       SOLE                    37682             12000
PDF Solutions, Inc.            COM              693282105     1683   143842 SH       SOLE                   143842
PMC/Sierra Semiconductor Corp. COM              69344F106      714    60711 SH       SOLE                    60711
Phoenix Technologies           COM              719153108      398    70000 SH       SOLE                    62000              8000
Polycom, Inc.                  COM              73172K104      161    11600 SH       SOLE                    10600              1000
Positron Corp.                 COM              737397125       22   489642 SH       SOLE                                     489642
RSA Security, Inc.             COM              749719100     4485   416408 SH       SOLE                   347433             68975
Shire Pharmaceuticals Group PL COM              0799803        859   130001 SH       SOLE                   130001
Silicon Laboratories, Inc.     COM              826919102     1304    49000 SH       SOLE                    40500              8500
Sirius Satellite Radio, Inc.   COM              82966U103     1119   662083 SH       SOLE                   264833            397250
Skyepharma Plc. (ADR shares)   COM              830808101     1970   175876 SH       SOLE                                     175876
Sun Microsystems (R145 until 7 COM              866810104      119    25698 SH       SOLE                    17522              8176
SuperGen, Inc.                 COM              868059106      266    50009 SH       SOLE                                      50009
Telik, Inc.                    COM              87959M109     1179    73565 SH       SOLE                    57200             16365
TiVo, Inc.                     COM              888706108      291    24081 SH       SOLE                                      24081
TranSwitch Corp.               COM              894065101       31    22500 SH       SOLE                                      22500
TransMontaigne                 COM              893934109      648   100000 SH       SOLE                   100000
TriZetto Group, Inc.           COM              896882107      479    80000 SH       SOLE                    80000
United Online, Inc             COM              911268100      466    18399 SH       SOLE                                      18399
Universal Compression Holdings COM              913431102      792    37959 SH       SOLE                                      37959
VeriSign, Inc.                 COM              92343E102     3672   266300 SH       SOLE                   230650             35650
Verisity Ltd                   COM              M97385112     1413   119078 SH       SOLE                    97928             21150
Veritas Software Corp.         COM              923436109     1873    65000 SH       SOLE                    65000
Vertex Pharmaceuticals, Inc.   COM              92532F100      468    32000 SH       SOLE                     3100             28900
Vignette Corporation           COM              926734104      691   350777 SH       SOLE                   350777
WebMD Corporation              COM              94769M105     1636   150543 SH       SOLE                   116046             34497
Witness Systems                COM              977424100       59    11364 SH       SOLE                                      11364
YaHoo!, Inc.                   COM              984332106     2986    91304 SH       SOLE                    87329              3975